Securities (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	April 30, 2024 (3)				October 31, 2023
(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$14,736	$7	$(23)	$14,720	$6,609	$1	$(351)	$6,259
Provincial and municipal	3,553	25	(36)	3,542	3,396	2	(650)	2,748
U.S. federal, state, municipal and agencies	72,997	299	(1,730)	71,566	75,326	343	(2,374)	73,295
Other OECD government	9,710	13	(32)	9,691	6,200	1	(9)	6,192
Mortgage-backed securities	2,512	2	(30)	2,484	2,762	–	(61)	2,701
Asset-backed securities
CDO	8,525	8	(1)	8,532	8,308	3	(46)	8,265
Non-CDO securities	496	2	(4)	494	444	2	(5)	441
Corporate debt and other debt	27,352	99	(63)	27,388	27,774	44	(95)	27,723
Equities	719	458	(6)	1,171	493	357	(8)	842
	$140,600	$913	$(1,925)	$139,588	$131,312	$753	$(3,599)	$128,466

(1)	Excludes $99,399 million of held-to-collect securities as at April 30, 2024 that are carried at amortized cost, net of allowance for credit losses (October 31, 2023 – $91,113 million).
(2)	Gross unrealized gains and losses includes $(33) million of allowance for credit losses on debt securities at FVOCI as at April 30, 2024 (October 31, 2023 – $(33) million) recognized in income and Other components of equity.
(3)	These amounts reflect certain reclassifications made upon the adoption of IFRS 17 as at November 1, 2023 with no restatement of comparative information. Refer to Note 2 for further details.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the three months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(37)	$(33)	$4	$1	$(24)	$(19)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	3	–	–	3	1	–	–	1
Sales and maturities	(1)	–	–	(1)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(1)	–	(2)	(3)	–	2	(3)	(1)
Exchange rate and other	1	–	–	1	(1)	(1)	2	–
Balance at end of period	$6	$–	$(39)	$(33)	$3	$2	$(25)	$(20)

	For the six months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(37)	$(33)	$3	$1	$(23)	$(19)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	6	–	–	6	3	–	–	3
Sales and maturities	(2)	–	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(3)	–	(4)	(7)	(1)	2	(5)	(4)
Exchange rate and other	1	–	2	3	(1)	(1)	3	1
Balance at end of period	$6	$–	$(39)	$(33)	$3	$2	$(25)	$(20)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the three months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$9	$14	$–	$23	$10	$13	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	1	–	–	1	1	–	–	1
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(2)	(1)	–	(3)	(3)	–	–	(3)
Exchange rate and other	–	–	–	–	1	–	–	1
Balance at end of period	$8	$13	$–	$21	$9	$13	$–	$22

	For the six months ended
	April 30, 2024				April 30, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$8	$15	$–	$23	$8	$14	$–	$22
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	4	–	–	4	5	–	–	5
Sales and maturities	–	–	–	–	–	–	–	–
Changes in risk, parameters and exposures	(4)	(1)	–	(5)	(5)	(1)	–	(6)
Exchange rate and other	–	(1)	–	(1)	1	–	–	1
Balance at end of period	$8	$13	$–	$21	$9	$13	$–	$22

Summary of Credit risk exposure on Investment Securities by internal risk rating

	As at
	April 30, 2024				October 31, 2023
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$137,417	$8	$–	$137,425	$126,732	$1	$–	$126,733
Non-investment grade	849	–	–	849	742	–	–	742
Impaired	–	–	143	143	–	–	149	149
	138,266	8	143	138,417	127,474	1	149	127,624
Items not subject to impairment (2)				1,171				842
				$139,588				$128,466
Securities at amortized cost
Investment grade	$98,500	$–	$–	$98,500	$89,947	$–	$–	$89,947
Non-investment grade	761	159	–	920	990	199	–	1,189
Impaired	–	–	–	–	–	–	–	–
	99,261	159	–	99,420	90,937	199	–	91,136
Allowance for credit losses	8	13	–	21	8	15	–	23
	$99,253	$146	$–	$99,399	$90,929	$184	$–	$91,113

(1)	Reflects $143 million of purchased credit impaired securities (October 31, 2023 – $149 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.